S-K 1602(c) Dilution	Mar. 04, 2026 USD ($) $ / shares shares
Number of Shares Used [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
No Redemption [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share | $ / shares	10
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.07)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	7.79
Net Tangible Book Value, Adjusted, per Share | $ / shares	7.72
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	$ 2.28
Net Tangible Book Value, Adjusted	$ 193,058,907
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	25,000,000
No Redemption [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.06)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	7.76
Net Tangible Book Value, Adjusted, per Share | $ / shares	7.7
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	$ 2.3
Net Tangible Book Value, Adjusted	$ 221,446,607
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	28,750,000
Redemption at 25 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.07)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	7.22
Net Tangible Book Value, Adjusted, per Share | $ / shares	7.15
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	$ 2.85
Net Tangible Book Value, Adjusted	$ 143,058,907
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	20,000,000
Redemption at 25 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.06)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	7.19
Net Tangible Book Value, Adjusted, per Share | $ / shares	7.13
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	$ 2.87
Net Tangible Book Value, Adjusted	$ 163,946,607
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	23,000,000
Redemption at 50 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.07)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	6.27
Net Tangible Book Value, Adjusted, per Share | $ / shares	6.2
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	$ 3.8
Net Tangible Book Value, Adjusted	$ 93,058,907
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	15,000,000
Redemption at 50 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.06)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	6.23
Net Tangible Book Value, Adjusted, per Share | $ / shares	6.17
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	$ 3.83
Net Tangible Book Value, Adjusted	$ 106,446,607
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	17,250,000
Redemption at 75 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.07)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	4.38
Net Tangible Book Value, Adjusted, per Share | $ / shares	4.31
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	$ 5.69
Net Tangible Book Value, Adjusted	$ 43,058,907
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	10,000,000
Redemption at 75 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.06)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	4.32
Net Tangible Book Value, Adjusted, per Share | $ / shares	4.26
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	$ 5.74
Net Tangible Book Value, Adjusted	$ 48,946,607
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	11,500,000
Redemption at 100 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.07)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	(1.32)
Net Tangible Book Value, Adjusted, per Share | $ / shares	(1.39)
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	$ 11.39
Net Tangible Book Value, Adjusted	$ (6,941,093)
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	5,000,000
Redemption at 100 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.06)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	(1.43)
Net Tangible Book Value, Adjusted, per Share | $ / shares	(1.49)
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	$ 11.49
Net Tangible Book Value, Adjusted	$ (8,553,393)
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	5,750,000
Net Tangible Book Value Deficit Before This Offering [Member] | No Redemption [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value	$ (336,586)
Net Tangible Book Value Deficit Before This Offering [Member] | No Redemption [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value	(336,586)
Net Tangible Book Value Deficit Before This Offering [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value	(336,586)
Net Tangible Book Value Deficit Before This Offering [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value	(336,586)
Net Tangible Book Value Deficit Before This Offering [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value	(336,586)
Net Tangible Book Value Deficit Before This Offering [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value	(336,586)
Net Tangible Book Value Deficit Before This Offering [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value	(336,586)
Net Tangible Book Value Deficit Before This Offering [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value	(336,586)
Net Tangible Book Value Deficit Before This Offering [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value	(336,586)
Net Tangible Book Value Deficit Before This Offering [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value	(336,586)
Net Proceeds from This Offering and The Sale of Private Placement Warrants [Member] | No Redemption [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	201,250,000
Net Proceeds from This Offering and The Sale of Private Placement Warrants [Member] | No Redemption [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	231,250,000
Net Proceeds from This Offering and The Sale of Private Placement Warrants [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	201,250,000
Net Proceeds from This Offering and The Sale of Private Placement Warrants [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	231,250,000
Net Proceeds from This Offering and The Sale of Private Placement Warrants [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	201,250,000
Net Proceeds from This Offering and The Sale of Private Placement Warrants [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	231,250,000
Net Proceeds from This Offering and The Sale of Private Placement Warrants [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	201,250,000
Net Proceeds from This Offering and The Sale of Private Placement Warrants [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	231,250,000
Net Proceeds from This Offering and The Sale of Private Placement Warrants [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	201,250,000
Net Proceeds from This Offering and The Sale of Private Placement Warrants [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	231,250,000
Plus: Offering Costs Accrued for and Paid in Advance, Excluded From Tangible Book Value [Member] | No Redemption [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	333,193
Plus: Offering Costs Accrued for and Paid in Advance, Excluded From Tangible Book Value [Member] | No Redemption [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	333,193
Plus: Offering Costs Accrued for and Paid in Advance, Excluded From Tangible Book Value [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	333,193
Plus: Offering Costs Accrued for and Paid in Advance, Excluded From Tangible Book Value [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	333,193
Plus: Offering Costs Accrued for and Paid in Advance, Excluded From Tangible Book Value [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	333,193
Plus: Offering Costs Accrued for and Paid in Advance, Excluded From Tangible Book Value [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	333,193
Plus: Offering Costs Accrued for and Paid in Advance, Excluded From Tangible Book Value [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	333,193
Plus: Offering Costs Accrued for and Paid in Advance, Excluded From Tangible Book Value [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	333,193
Plus: Offering Costs Accrued for and Paid in Advance, Excluded From Tangible Book Value [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	333,193
Plus: Offering Costs Accrued for and Paid in Advance, Excluded From Tangible Book Value [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	333,193
Less: Deferred Underwriting Discount [Member] | No Redemption [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(8,000,000)
Less: Deferred Underwriting Discount [Member] | No Redemption [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(9,800,000)
Less: Deferred Underwriting Discount [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(8,000,000)
Less: Deferred Underwriting Discount [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(9,800,000)
Less: Deferred Underwriting Discount [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(8,000,000)
Less: Deferred Underwriting Discount [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(9,800,000)
Less: Deferred Underwriting Discount [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(8,000,000)
Less: Deferred Underwriting Discount [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(9,800,000)
Less: Deferred Underwriting Discount [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(8,000,000)
Less: Deferred Underwriting Discount [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(9,800,000)
Less: Over-Allotment Liability [Member] | No Redemption [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(187,700)
Less: Over-Allotment Liability [Member] | No Redemption [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Less: Over-Allotment Liability [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(187,700)
Less: Over-Allotment Liability [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Less: Over-Allotment Liability [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(187,700)
Less: Over-Allotment Liability [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Less: Over-Allotment Liability [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(187,700)
Less: Over-Allotment Liability [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Less: Over-Allotment Liability [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(187,700)
Less: Over-Allotment Liability [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Less: Redemptions [Member] | No Redemption [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Less: Redemptions [Member] | No Redemption [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Less: Redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(50,000,000)
Less: Redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(57,500,000)
Less: Redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(100,000,000)
Less: Redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(115,000,000)
Less: Redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(150,000,000)
Less: Redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(172,500,500)
Less: Redemptions [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(200,000,000)
Less: Redemptions [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	$ (230,000,000)
Ordinary Shares Outstanding Prior to this Offering [Member] | No Redemption [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	5,750,000
Ordinary Shares Outstanding Prior to this Offering [Member] | No Redemption [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	5,750,000
Ordinary Shares Outstanding Prior to this Offering [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	5,750,000
Ordinary Shares Outstanding Prior to this Offering [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	5,750,000
Ordinary Shares Outstanding Prior to this Offering [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	5,750,000
Ordinary Shares Outstanding Prior to this Offering [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	5,750,000
Ordinary Shares Outstanding Prior to this Offering [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	5,750,000
Ordinary Shares Outstanding Prior to this Offering [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	5,750,000
Ordinary Shares Outstanding Prior to this Offering [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	5,750,000
Ordinary Shares Outstanding Prior to this Offering [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	5,750,000
Ordinary Shares Forfeited if Over-Allotment is not Exercised [Member] | No Redemption [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	(750,000)
Ordinary Shares Forfeited if Over-Allotment is not Exercised [Member] | No Redemption [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares
Ordinary Shares Forfeited if Over-Allotment is not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	(750,000)
Ordinary Shares Forfeited if Over-Allotment is not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares
Ordinary Shares Forfeited if Over-Allotment is not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	(750,000)
Ordinary Shares Forfeited if Over-Allotment is not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares
Ordinary Shares Forfeited if Over-Allotment is not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	(750,000)
Ordinary Shares Forfeited if Over-Allotment is not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares
Ordinary Shares Forfeited if Over-Allotment is not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	(750,000)
Ordinary Shares Forfeited if Over-Allotment is not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares
Ordinary Shares Offered [Member] | No Redemption [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	20,000,000
Ordinary Shares Offered [Member] | No Redemption [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	23,000,000
Ordinary Shares Offered [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	20,000,000
Ordinary Shares Offered [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	23,000,000
Ordinary Shares Offered [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	20,000,000
Ordinary Shares Offered [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	23,000,000
Ordinary Shares Offered [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	20,000,000
Ordinary Shares Offered [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	23,000,000
Ordinary Shares Offered [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	20,000,000
Ordinary Shares Offered [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	23,000,000
Less: Ordinary Shares Redeemed [Member] | No Redemption [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares
Less: Ordinary Shares Redeemed [Member] | No Redemption [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares
Less: Ordinary Shares Redeemed [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	(5,000,000)
Less: Ordinary Shares Redeemed [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	(5,750,000)
Less: Ordinary Shares Redeemed [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	(10,000,000)
Less: Ordinary Shares Redeemed [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	(11,500,000)
Less: Ordinary Shares Redeemed [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	(15,000,000)
Less: Ordinary Shares Redeemed [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	(17,250,000)
Less: Ordinary Shares Redeemed [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	(20,000,000)
Less: Ordinary Shares Redeemed [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	(23,000,000)